Stock-based Compensation - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended
	Feb. 04, 2005	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense		$ 1.6	$ 0.1	$ 0.6
Weighted-average grant-date fair value, stock options granted		$ 10.32	$ 5.50	$ 1.50
Aggregate intrinsic value of stock options exercised		2.9	0	0
Unrecognized stock-based compensation expense related to non-vested stock options		12.0	0.6	0.4
Unrecognized stock-based compensation expense related to non-vested stock options, weighted-average recognition period		4 years 2 months 16 days
Proceeds from exercise of stock options		0.2	0	0
Tax benefit from the exercise of stock options		0.6	0	0
Estimated life of stock options		10 years
Dividend yield percentage		0.00%	0.00%	0.00%
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period (in years)		5 years
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period (in years)		4 years
Incentive Stock Options | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price of stock options, percentage of common stock fair market value		100.00%
Nonqualified Stock Options | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price of stock options, percentage of common stock fair market value		85.00%
Stock Option | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option, contractual term		10
Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense		0	0	0.1
Forfeitable dividends paid	$ 1
2004 DCS Holdings Stock Option Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of common stock shares available for future issuance		4,000,000
DCS Holdings, Inc. 2004 Equity Incentive Plan | Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of common stock shares available for future issuance		3,600,000
Vesting period (in years)		4 years
2012 Stock Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of common stock shares available for future issuance		4,300,000
Vesting period (in years)		5 years
2007 Stock Option Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of common stock shares available for future issuance		4,000,000
Vesting period (in years)		5 years